Expense Example {- Fidelity New Millennium ETF} - 09.30 Fidelity Active Equity ETFs (A) - Combo PRO-05 - Fidelity New Millennium ETF - Fidelity New Millennium ETF	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	330
10 years	$ 739